REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Asset	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
REVENUE FROM CONTRACTS WITH CUSTOMERS [Abstract]
Percentage of revenues excluded from ASC Topic 606	84.90%	82.90%
Contract assets	$ 0
Contract liabilities	$ 0
Number of real estate assets sold during the period | Asset	0
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	$ 25,953	$ 27,126
Bank owned life insurance	1,111	970	$ 1,061
Other	3,723	2,827
Total	9,282	8,760	$ 8,168
Service Charges on Deposit Accounts
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	11,208	12,258
Overdraft Fees [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	7,590	8,285
Overdraft Fees [Member] | Business [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	1,515	1,567
Account Service Charges [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	2,103	2,406
Other Deposit Related Income [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	2,790	2,992
ATM Fees [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	1,368	1,423
ATM Fees [Member] | Business [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	35	34
Other [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	965	941
Other [Member] | Business [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	422	594
Interchange Income [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	10,297	9,905
Investment and Insurance Commissions [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	1,658	1,971
Asset Management Revenue [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	1,123	1,100
Transaction Based Revenue [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	$ 535	$ 871